SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue from External Customer [Line Items]
Total external revenue	$ 324,969	$ 280,311	$ 621,817	$ 538,311
Total Reportable Segments	372,197		372,197		$ 395,836
Total long-lived assets	423,251		423,251		442,666
Total operating income	34,116	17,239	58,674	25,001
Interest expense, net	(9,439)	(11,067)	(20,043)	(21,986)
Other income, net	184	166	805	864
Income before income tax	24,861	6,338	39,436	3,879
Production Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	219,595	192,414	414,098	367,509
Total Reportable Segments	218,939		218,939		225,612
Total operating income	27,954	22,008	46,878	42,599
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total external revenue	105,374	87,897	207,719	170,802
Total Reportable Segments	153,258		153,258		170,224
Unallocated assets	51,054		51,054		46,830
Total long-lived assets	423,251		423,251		$ 442,666
Total operating income	12,921	9,801	22,677	17,080
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total operating income	40,875	31,809	69,555	59,679
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (6,759)	$ (14,570)	$ (10,881)	$ (34,678)